FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 97.28%	Shares	Fair Value

Apparel & Textile Products — 1.12%
Deckers Outdoor Corp.(a)	143,988	$ 41,292,879

Asset Management — 1.81%
Blucora, Inc.(a)	542,619	8,633,068
Federated Hermes, Inc., Class B	2,007,007	57,982,433
		66,615,501
Banking — 7.50%
BancorpSouth Bank	1,049,946	28,810,518
Bank of Hawaii Corp.	778,021	59,611,968
F.N.B. Corp.	5,257,577	49,946,981
Farmers National Banc Corp.	110,390	1,464,875
Financial Institutions, Inc.	160,041	3,600,923
First Citizens BancShares, Inc., Class A	82,221	47,217,054
First Commonwealth Financial Corp.	337,907	3,696,703
First Financial Corp.	113,189	4,397,393
Fulton Financial Corp.	1,472,552	18,730,861
Lakeland Bancorp, Inc.	186,096	2,363,419
Lakeland Financial Corp.	201,298	10,785,547
TowneBank	170,398	4,000,945
TriState Capital Holdings, Inc.(a)	566,191	9,851,723
Washington Federal, Inc.	1,233,300	31,745,142
		276,224,052
Biotech & Pharmaceuticals — 2.21%
Amphastar Pharmaceuticals, Inc.(a)	515,386	10,364,412
Emergent BioSolutions, Inc.(a)	272,134	24,383,206
Horizon Therapeutics PLC(a)	37,829	2,767,191
Supernus Pharmaceuticals, Inc.(a)	1,226,868	30,868,000
United Therapeutics Corp.(a)	86,170	13,079,744
		81,462,553
Chemicals — 1.15%
Avient Corp.	425,670	17,145,988
Stepan Co.	70,242	8,381,275
Valvoline, Inc.	725,000	16,776,500
		42,303,763
Commercial Support Services — 3.28%
Clean Harbors, Inc.(a)	39,152	2,979,467
CRA International, Inc.	55,031	2,802,729
Deluxe Corp.	722,260	21,089,992
FTI Consulting, Inc.(a)	262,444	29,320,244
H&R Block, Inc.	3,549,300	56,291,898
Kforce, Inc.	129,133	5,435,208
SP Plus Corp.(a)	107,551	3,100,695
		121,020,233
Construction Materials — 1.74%
MDU Resources Group, Inc.	2,424,259	63,854,982

Consumer Services — 3.64%
Adtalem Global Education, Inc.(a)	706,892	23,998,983
Perdoceo Education Corp.(a)	2,100,156	26,524,970
Rent-A-Center, Inc.	1,827,128	69,960,732
Stride, Inc.(a)	636,996	13,523,425
		134,008,110
Containers & Packaging — 0.70%
Graphic Packaging Holding Co.	1,527,700	25,879,238

Electric Utilities — 1.36%
Otter Tail Corp.	322,312	13,733,714
Portland General Electric Co.	850,821	36,389,614
		50,123,328
Electrical Equipment — 0.09%
Generac Holdings, Inc.(a)	13,878	3,155,996

Engineering & Construction — 7.84%
Comfort Systems USA, Inc.	535,773	28,213,806
EMCOR Group, Inc.	1,303,856	119,250,669
MasTec, Inc.(a)	1,278,337	87,157,017
Primoris Services Corp.	1,457,491	40,241,327
TopBuild Corp.(a)	76,821	14,141,210
		289,004,029
Food — 0.30%
Simply Good Foods Co. (The)(a)	350,387	10,988,136

Gas & Water Utilities — 1.48%
ONE Gas, Inc.	259,383	19,912,833
Southwest Gas Corp.	566,304	34,402,968
		54,315,801
Health Care Facilities & Services — 6.76%
Amedisys, Inc.(a)	156,613	45,939,291
Chemed Corp.	24,295	12,939,760
Medpace Holdings, Inc.(a)	529,911	73,763,612
PRA Health Sciences, Inc.(a)	422,007	52,936,558
Select Medical Holdings Corp.(a)	1,971,126	54,521,346
Syneos Health, Inc.(a)	128,777	8,773,577
		248,874,144
Home & Office Products — 0.40%
Steelcase, Inc., Class A	1,085,160	14,703,918

Home Construction — 2.46%
Masonite International Corp.(a)	417,662	41,072,881
Meritage Homes Corp.(a)	596,200	49,377,284
		90,450,165
Household Products — 1.44%
Helen of Troy Ltd.(a)	237,922	52,863,889

Industrial Intermediate Products — 0.11%
Raven Industries, Inc.	117,060	3,873,515

Industrial Support Services — 2.05%
Applied Industrial Technologies, Inc.	465,321	36,290,385
WESCO International, Inc.(a)	497,694	39,068,979
		75,359,364
Institutional Financial Services — 0.74%
Evercore, Inc., Class A	250,000	27,410,000

Insurance — 6.21%
Hanover Insurance Group, Inc.	535,528	62,613,934
James River Group Holdings Ltd.	144,115	7,083,252
Kemper Corp.	1,393,435	107,057,612
Primerica, Inc.	388,608	52,046,269
		228,801,067
Leisure Facilities & Services — 0.51%
Extended Stay America, Inc.	1,258,980	18,645,494

Leisure Products — 0.08%
Johnson Outdoors, Inc., Class A	25,555	2,878,260

Machinery — 1.17%
Regal Beloit Corp.	351,626	43,183,189

Medical Equipment & Devices — 5.12%
Bruker Corp.	1,699,079	91,971,146
Integer Holdings Corp.(a)	639,420	51,914,510
Integra LifeSciences Holdings Corp.(a)	267,219	17,347,857
Meridian Bioscience, Inc.(a)	1,469,023	27,456,040
		188,689,553
Oil & Gas Producers — 0.75%
Cimarex Energy Co.	142,342	5,339,248
Murphy USA, Inc.(a)	170,582	22,324,067
		27,663,315
Real Estate — 3.66%
Apple Hospitality REIT, Inc.	2,430,237	31,374,360
City Office, Inc.	2,062,399	20,149,638
Columbia Property Trust, Inc.	1,175,492	16,856,555
Industrial Logistics Properties Trust	572,376	13,330,637
Monmouth Real Estate Investment Corp.	186,867	3,236,536
Office Properties Income Trust	469,109	10,658,156
OUTFRONT Media, Inc.	175,194	3,426,795
Piedmont Office Realty Trust, Inc., Class A	1,589,337	25,794,941
Sunstone Hotel Investors, Inc.	874,737	9,910,770
		134,738,388
Real Estate Services — 0.22%
Marcus & Millichap, Inc.(a)	150,405	5,599,578
RMR Group, Inc. (The), Class A	60,515	2,337,089
		7,936,667
Retail - Discretionary — 4.62%
BMC Stock Holdings, Inc.(a)	2,115,553	113,562,884
MarineMax, Inc.(a)	341,196	11,952,096
Qurate Retail, Inc., Series A	226,721	2,487,129
Sleep Number Corp.(a)	519,016	42,486,650
		170,488,759
Semiconductors — 2.32%
Amkor Technology, Inc.	4,794,572	72,302,146
FormFactor, Inc.(a)	306,144	13,170,315
		85,472,461
Software — 5.72%
Concentrix Corp.(a)	546,820	53,971,134
j2 Global, Inc.(a)	1,179,521	115,227,406
Progress Software Corp.	914,472	41,324,990
		210,523,530
Specialty Finance — 0.72%
Federal Agricultural Mortgage Corp., Class C	35,652	2,647,161
Stewart Information Services Corp.	490,519	23,721,499
		26,368,660
Steel — 1.41%
Commercial Metals Co.	2,532,750	52,022,685

Technology Hardware — 8.08%
Avnet, Inc.	948,322	33,295,585
Jabil, Inc.	3,100,638	131,870,135
NETGEAR, Inc.(a)	466,246	18,943,575
Sanmina Corp.(a)	2,024,051	64,546,987
SYNNEX Corp.	546,820	44,533,021
Vishay Precision Group, Inc.(a)	153,257	4,824,530
		298,013,833
Technology Services — 5.43%
CSG Systems International, Inc.	1,100,204	49,586,194
EVERTEC, Inc.	1,662,633	65,374,730
Insight Enterprises, Inc.(a)	116,126	8,836,027
ManTech International Corp., Class A	236,300	21,016,522
Perspecta, Inc.	1,556,828	37,488,418
Science Applications International Corp.	184,937	17,502,438
		199,804,329
Transportation & Logistics — 2.19%
Costamare, Inc.	782,924	6,482,611
Hub Group, Inc., Class A(a)	250,300	14,267,100
Landstar System, Inc.	443,675	59,745,275
		80,494,986
Wholesale - Consumer Staples — 0.89%
Core-Mark Holding Co., Inc.	1,120,178	32,899,628

Total Common Stocks (Cost $2,837,293,776)		3,582,408,400

MONEY MARKET FUNDS - 2.05%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	75,584,739	75,584,739

Total Money Market Funds (Cost $75,584,739)		75,584,739

Total Investments — 99.33% (Cost $2,912,878,515)		3,657,993,139

Other Assets in Excess of Liabilities — 0.67%		24,692,506

NET ASSETS — 100.00%		$ 3,682,685,645

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 98.82%	Shares	Fair Value

Apparel & Textile Products — 3.68%
Crocs, Inc.(a)	24,200	$ 1,516,372
Kontoor Brands, Inc.	36,800	1,492,608
		3,008,980
Biotech & Pharmaceuticals — 8.03%
Alkermes PLC(a)	70,700	1,410,465
Guardant Health, Inc.(a)	12,245	1,578,136
Halozyme Therapeutics, Inc.(a)	49,325	2,106,670
Sarepta Therapeutics, Inc.(a)	8,600	1,466,214
		6,561,485
Consumer Services — 1.60%
Chegg, Inc.(a)	14,475	1,307,527

E-Commerce Discretionary — 3.73%
Etsy, Inc.(a)	8,580	1,526,468
RealReal, Inc. (The)(a)	77,623	1,516,753
		3,043,221
Entertainment Content — 2.38%
fuboTV, Inc.(a)	69,400	1,943,200

Food — 2.59%
Darling Ingredients, Inc.(a)	36,575	2,109,646

Health Care Facilities & Services — 1.86%
Amedisys, Inc.(a)	5,170	1,516,516

Household Products — 1.60%
Helen of Troy Ltd.(a)	5,900	1,310,921

Internet Media & Services — 1.44%
Stamps.com, Inc.(a)	6,000	1,177,140

Leisure Facilities & Services — 7.70%
International Game Technology PLC(a)	98,732	1,672,520
Jack in the Box, Inc.	14,275	1,324,720
Penn National Gaming, Inc.(a)	18,775	1,621,597
Red Rock Resorts, Inc., Class A	66,900	1,675,175
		6,294,012
Leisure Products — 3.28%
Axon Enterprise, Inc.(a)	11,565	1,417,059
Fox Factory Holding Corp.(a)	11,925	1,260,592
		2,677,651
Life Sciences Tools & Services — 1.98%
Repligen Corp.(a)	8,450	1,619,274

Medical Equipment & Devices — 11.74%
Envista Holdings Corp.(a)	48,500	1,635,905
Globus Medical, Inc., Class A(a)	22,245	1,450,819
Merit Medical Systems, Inc.(a)	27,400	1,520,974
Natera, Inc.(a)	22,615	2,250,645
Nevro Corp.(a)	9,190	1,590,789
Tandem Diabetes Care, Inc.(a)	11,950	1,143,376
		9,592,508
Renewable Energy — 2.09%
TPI Composites, Inc.(a)	32,350	1,707,433

Retail - Consumer Staples — 1.53%
Big Lots, Inc.	29,175	1,252,483

Retail - Discretionary — 5.37%
American Eagle Outfitters, Inc.	83,500	1,675,845
RH(a)	3,155	1,411,926
Urban Outfitters, Inc.(a)	50,700	1,297,920
		4,385,691
Semiconductors — 4.75%
Brooks Automation, Inc.	20,500	1,390,925
MaxLinear, Inc.(a)	35,013	1,337,146
Ultra Clean Holdings, Inc.(a)	36,900	1,149,435
		3,877,506
Software — 22.25%
Bandwidth, Inc., Class A(a)	7,900	1,213,993
BlackLine, Inc.(a)	12,900	1,720,602
Calix, Inc.(a)	47,755	1,421,189
Cerence, Inc.(a)	19,300	1,939,263
Evolent Health, Inc., Class A(a)	96,625	1,548,899
FireEye, Inc.(a)	75,375	1,738,148
Five9, Inc.(a)	8,625	1,504,200
j2 Global, Inc.(a)	15,500	1,514,195
Sailpoint Technologies Holdings, Inc.(a)	38,975	2,075,028
Tenable Holdings, Inc.(a)	32,775	1,712,822
Workiva, Inc., Class A(a)	19,574	1,793,370
		18,181,709
Specialty Finance — 1.45%
PROG Holdings, Inc.	21,950	1,182,447

Technology Hardware — 6.71%
Digital Turbine, Inc.(a)	48,000	2,714,880
NETGEAR, Inc.(a)	31,550	1,281,877
Super Micro Computer, Inc.(a)	46,911	1,485,202
		5,481,959
Technology Services — 1.90%
Green Dot Corp., Class A(a)	27,750	1,548,450

Wholesale - Consumer Staples — 1.16%
Grocery Outlet Holding Corp.(a)	24,200	949,850

Total Common Stocks/Investments — 98.82% (Cost $56,452,911)		80,729,609

Other Assets in Excess of Liabilities — 1.18%		966,114

NET ASSETS — 100.00%		$ 81,695,723

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 97.83%	Shares	Fair Value

Aerospace & Defense — 2.42%
Howmet Aerospace, Inc.(a)	37,565	$ 1,072,105

Banking — 15.72%
CIT Group, Inc.	16,060	576,554
Commerce Bancshares, Inc.	10,073	661,796
East West Bancorp, Inc.	23,110	1,171,908
First Horizon National Corp.	78,215	998,023
KeyCorp	72,340	1,187,099
M&T Bank Corp.	4,655	592,582
TCF Financial Corp.	24,877	920,947
Wells Fargo & Co.	27,930	842,927
		6,951,836
Chemicals — 5.02%
Celanese Corp.	5,960	774,442
Sherwin-Williams Co. (The)	818	601,156
WR Grace & Co.	15,400	844,229
		2,219,827
Commercial Support Services — 7.31%
Aramark	37,710	1,451,081
Brink's Co. (The)	15,310	1,102,320
Republic Services, Inc.	7,085	682,286
		3,235,687
Containers & Packaging — 11.47%
Berry Plastics Group, Inc.(a)	29,270	1,644,680
Crown Holdings, Inc.(a)	10,995	1,101,699
Graphic Packaging Holding Co.	64,805	1,097,797
WestRock Co.	28,385	1,235,599
		5,079,775
Electric Utilities — 3.63%
Alliant Energy Corp.	8,150	419,970
CMS Energy Corp.	5,650	344,707
Edison International	6,060	380,689
Pinnacle West Capital Corp.	5,760	460,511
		1,605,877
Electrical Equipment — 3.94%
AMETEK, Inc.	5,045	610,142
Johnson Controls International PLC	15,625	727,969
Roper Technologies, Inc.	935	403,069
		1,741,180
Food — 1.69%
Ingredion, Inc.	5,945	467,693
J.M. Smucker Co. (The)	2,410	278,596
		746,289
Health Care Facilities & Services — 3.26%
Centene Corp.(a)	5,940	356,578
Henry Schein, Inc.(a)	6,710	448,631
Laboratory Corp. of America Holdings(a)	3,130	637,111
		1,442,320
Home & Office Products — 2.60%
Newell Brands, Inc.	35,736	758,675
Whirlpool Corp.	2,180	393,468
		1,152,143
Home Construction — 1.26%
Mohawk Industries, Inc.(a)	3,955	557,457

Industrial Support Services — 1.14%
AMERCO	1,115	506,165

Insurance — 4.16%
Assured Guaranty Ltd.	9,575	301,517
Everest Re Group Ltd.	2,595	607,464
Globe Life, Inc.	4,595	436,341
Markel Corp.(a)	480	495,984
		1,841,306
Leisure Facilities & Services — 1.31%
Live Nation Entertainment, Inc.(a)	7,895	580,125

Machinery — 2.15%
Donaldson Co., Inc.	8,575	479,171
Snap-on, Inc.	2,750	470,635
		949,806
Metals & Mining — 0.46%
Arconic Corp.(a)	6,767	201,657

Oil & Gas Producers — 2.66%
Cheniere Energy, Inc.(a)	8,125	487,743
Continental Resources, Inc.	19,745	321,844
Pioneer Natural Resources Co.	3,240	369,004
		1,178,591
Oil & Gas Services & Equipment — 0.86%
Patterson-UTI Energy, Inc.	72,280	380,193

Real Estate — 6.54%
Brixmor Property Group, Inc.	51,100	845,705
Public Storage	2,040	471,097
Retail Properties of America, Inc., Class A	27,350	234,116
Simon Property Group, Inc.	9,510	811,013
WP Carey, Inc.	7,525	531,115
		2,893,046
Retail - Consumer Staples — 2.97%
Dollar General Corp.	2,605	547,832
Dollar Tree, Inc.(a)	7,090	766,003
		1,313,835
Retail - Discretionary — 4.40%
Advance Auto Parts, Inc.	2,190	344,947
CarMax, Inc.(a)	7,220	682,001
O'Reilly Automotive, Inc.(a)	2,030	918,718
		1,945,666
Software — 1.30%
Verint Systems, Inc.(a)	8,575	576,069

Specialty Finance — 2.41%
Synchrony Financial	30,710	1,065,944

Technology Hardware — 2.78%
CommScope Holding Co., Inc.(a)	36,770	492,718
NCR Corp.(a)	19,575	735,433
		1,228,151
Technology Services — 3.92%
Amdocs Ltd.	9,190	651,846
Nielsen Holdings PLC	13,650	284,876
Verisk Analytics, Inc.	3,850	799,221
		1,735,943
Transportation & Logistics — 2.45%
Kansas City Southern	5,310	1,083,930

Total Common Stocks/Investments — 97.83% (Cost $35,371,483)		43,284,923

Other Assets in Excess of Liabilities — 2.17%		962,327

NET ASSETS — 100.00%		$ 44,247,250

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 99.38%	Shares	Fair Value

Automotive — 3.16%
Cooper-Standard Holding, Inc.(a)	55,765	$ 1,933,373

Biotech & Pharmaceuticals — 6.13%
Amgen, Inc.	8,165	1,877,297
Exelixis, Inc.(a)	93,520	1,876,946
		3,754,243
Chemicals — 4.09%
Ecolab, Inc.	11,576	2,504,583

Commercial Support Services — 6.18%
Cintas Corp.	10,710	3,785,557

E-Commerce Discretionary — 5.18%
eBay, Inc.	63,135	3,172,534

Electrical Equipment — 7.17%
Generac Holdings, Inc.(a)	19,305	4,390,149

Internet Media & Services — 3.31%
VeriSign, Inc.(a)	9,360	2,025,504

Leisure Facilities & Services — 4.86%
Yum China Holdings, Inc.	52,105	2,974,674

Machinery — 4.53%
Parker-Hannifin Corp.	10,180	2,773,134

Medical Equipment & Devices — 3.83%
Waters Corp.(a)	9,475	2,344,305

Publishing & Broadcasting — 4.69%
Liberty Media Corp.-Liberty Sirius XM, Class C(a)	65,956	2,869,746

Retail - Discretionary — 8.44%
O'Reilly Automotive, Inc.(a)	4,570	2,068,245
Ross Stores, Inc.	25,235	3,099,110
		5,167,355
Semiconductors — 14.38%
CMC Materials, Inc.	15,880	2,402,644
Lam Research Corp.	7,330	3,461,738
Teradyne, Inc.	24,540	2,942,101
		8,806,483
Software — 4.97%
Fortinet, Inc.(a)	20,470	3,040,409

Specialty Finance — 5.21%
Synchrony Financial	91,840	3,187,766

Technology Hardware — 5.12%
Zebra Technologies Corp., Class A(a)	8,150	3,132,290

Transportation & Logistics — 4.52%
Union Pacific Corp.	13,285	2,766,203

Transportation Equipment — 3.61%
Allison Transmission Holdings, Inc.	51,170	2,206,962

Total Common Stocks/Investments — 99.38% (Cost $45,753,886)		60,835,270

Other Assets in Excess of Liabilities — 0.62%		376,463

NET ASSETS — 100.00%		$ 61,211,733

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL SMALL–MID CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 98.04%	Shares	Fair Value

Apparel & Textile Products — 2.01%
Carter's, Inc.	530	$ 49,857
PVH Corp.	330	30,984
		80,841
Automotive — 1.75%
Cooper-Standard Holding, Inc.(a)	2,035	70,553

Banking — 9.10%
First Citizens BancShares, Inc., Class A	105	60,298
Live Oak Bancshares, Inc.	2,565	121,735
PacWest BanCorp	1,670	42,418
Sterling Bancorp	4,010	72,100
Western Alliance Bancorp	1,175	70,441
		366,992
Biotech & Pharmaceuticals — 1.72%
Exelixis, Inc.(a)	3,445	69,141

Cable & Satellite — 0.70%
Liberty Latin America Ltd., Class C(a)	2,535	28,113

Chemicals — 4.31%
Huntsman Corp.	3,360	84,470
NewMarket Corp.	100	39,829
Orion Engineered Carbons SA	2,890	49,535
		173,834
Electrical Equipment — 6.24%
Advanced Energy Industries, Inc.(a)	825	80,000
Generac Holdings, Inc.(a)	755	171,695
		251,695
Entertainment Content — 1.52%
Sciplay Corp.(a)	4,420	61,217

Food — 2.12%
Lancaster Colony Corp.	465	85,434

Gas & Water Utilities — 1.26%
UGI Corp.	1,450	50,692

Health Care Facilities & Services — 4.13%
Amedisys, Inc.(a)	300	87,999
Universal Health Services, Inc., Class B	570	78,375
		166,374
Home Construction — 1.86%
PulteGroup, Inc.	1,740	75,029

Institutional Financial Services — 2.00%
Evercore Partners, Inc., Class A	735	80,585

Insurance — 5.21%
Brown & Brown, Inc.	1,000	47,410
Mercury General Corp.	1,005	52,471
Old Republic International Corp.	2,400	47,304
Voya Financial, Inc.	1,065	62,633
		209,818
Leisure Facilities & Services — 5.60%
Carnival Corp.	2,580	55,883
Darden Restaurants, Inc.	460	54,795
Ruth's Hospitality Group, Inc.	3,040	53,899
Yum China Holdings, Inc.	1,070	61,087
		225,664
Machinery — 4.55%
Altra Industrial Motion Corp.	1,000	55,430
Hillenbrand, Inc.	1,915	76,217
Oshkosh Corp.	600	51,642
		183,289
Medical Equipment & Devices — 6.55%
Dentsply Sirona, Inc.	1,325	69,377
Meridian Bioscience, Inc.(a)	2,560	47,846
Quidel Corp.(a)	370	66,471
Waters Corp.(a)	325	80,412
		264,106
Oil & Gas Producers — 1.47%
WPX Energy, Inc.(a)	7,250	59,088

Real Estate — 7.32%
American Assets Trust, Inc.	1,375	39,710
Gaming and Leisure Properties, Inc.	2,704	114,654
SITE Centers Corp.	2,990	30,259
STORE Capital Corp.	3,245	110,265
		294,888
Retail - Discretionary — 1.56%
Advance Auto Parts, Inc.	400	63,004

Semiconductors — 8.70%
CMC Materials, Inc.	675	102,127
Entegris, Inc.	1,010	97,061
Power Integrations, Inc.	1,200	98,232
Teradyne, Inc.	445	53,351
		350,771
Software — 5.02%
Concentrix Corp.(a)	570	56,259
Fortinet, Inc.(a)	570	84,662
Verra Mobility Corp.(a)	4,570	61,329
		202,250
Specialty Finance — 1.80%
Synchrony Financial	2,090	72,544

Steel — 1.34%
Steel Dynamics, Inc.	1,460	53,830

Technology Hardware — 4.40%
F5 Networks, Inc.(a)	330	58,060
SYNNEX Corp.	570	46,421
Zebra Technologies Corp., Class A(a)	190	73,022
		177,503
Technology Services — 1.12%
Leidos Holdings, Inc.	430	45,202

Transportation & Logistics — 3.10%
Alaska Air Group, Inc.	810	42,120
Kansas City Southern	405	82,673
		124,793
Transportation Equipment — 1.58%
Allison Transmission Holdings, Inc.	1,480	63,832

Total Common Stocks/Investments — 98.04% (Cost $2,873,250)		3,951,082

Other Assets in Excess of Liabilities — 1.96%		78,896

NET ASSETS — 100.00%		$ 4,029,978

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 99.61%	Shares	Fair Value

Advertising & Marketing — 5.06%
Magnite, Inc.(a)	15,066	$ 462,677

Apparel & Textile Products — 1.25%
Fossil Group, Inc.(a)	13,225	114,661

Asset Management — 5.27%
B. Riley Financial, Inc.	7,066	312,459
WisdomTree Investments, Inc.	31,855	170,424
		482,883
Automotive — 1.41%
Modine Manufacturing Co.(a)	10,300	129,368

Biotech & Pharmaceuticals — 2.73%
Antares Pharma, Inc.(a)	28,684	114,449
DermTech, Inc.(a)	4,169	135,243
		249,692
Consumer Services — 1.33%
Carriage Services, Inc.	3,897	122,054

E-Commerce Discretionary — 2.40%
Liquidity Services, Inc.(a)	13,821	219,892

Food — 1.87%
Landec Corp.(a)	9,763	105,928
Limoneira Co.(a)	3,925	65,351
		171,279
Forestry, Paper & Wood Products — 2.20%
Verso Corp., Class A	16,789	201,804

Health Care Facilities & Services — 2.92%
Owens & Minor, Inc.	9,885	267,389

Home & Office Products — 0.51%
Flexsteel Industries, Inc.	1,325	46,335

Home Construction — 4.41%
Caesarstone Ltd.	10,896	140,449
Cornerstone Building Brands, Inc.(a)	16,326	151,505
Hovnanian Enterprises, Inc.(a)	3,395	111,560
		403,514
Internet Media & Services — 2.93%
Cars.com, Inc.(a)	11,084	125,249
Groupon, Inc.(a)	3,770	143,241
		268,490
Leisure Facilities & Services — 5.69%
Carrols Restaurant Group, Inc.(a)	16,585	104,154
Del Taco Restaurants, Inc.(a)	10,862	98,410
Drive Shack, Inc.(a)	26,472	63,003
Fiesta Restaurant Group, Inc.(a)	10,205	116,337
Monarch Casino & Resort, Inc.(a)	2,275	139,275
		521,179
Leisure Products — 1.44%
Nautilus, Inc.(a)	7,275	131,969

Medical Equipment & Devices — 6.44%
Alphatec Holdings, Inc.(a)	10,800	156,815
Invacare Corp.	11,850	106,058
LeMaitre Vascular, Inc.	2,810	113,805
Repro Med Systems, Inc.(a)	22,396	134,824
Surmodics, Inc.(a)	1,815	78,989
		590,491
Oil & Gas Producers — 3.99%
Matador Resources Co.(a)	19,485	234,988
Par Pacific Holdings, Inc.(a)	9,325	130,364
		365,352
Oil & Gas Services & Equipment — 0.92%
Newpark Resources, Inc.(a)	44,075	84,624

Real Estate — 2.38%
CatchMark Timber Trust, Inc., Class A	12,405	116,111
City Office REIT, Inc.	10,461	102,204
		218,315
Renewable Energy — 1.21%
Green Plains, Inc.(a)	8,415	110,826

Retail - Consumer Staples — 1.53%
Natural Grocers by Vitamin Cottage, Inc.	10,232	140,588

Retail - Discretionary — 13.16%
Barnes & Noble Education, Inc.(a)	27,725	128,921
Big 5 Sporting Goods Corp.	13,415	136,967
Boot Barn Holdings, Inc.(a)	3,679	159,521
Freshpet, Inc.(a)	1,102	156,473
GrowGeneration Corp.(a)	5,950	239,310
Kirkland's, Inc.(a)	7,500	134,100
MarineMax, Inc.(a)	2,994	104,880
Party City Holdco, Inc.(a)	23,500	144,525
		1,204,697
Semiconductors — 1.73%
Cohu, Inc.	4,150	158,447

Software — 6.97%
Avid Technology, Inc.(a)	10,175	161,477
Brightcove, Inc.(a)	7,250	133,400
Donnelley Financial Solutions, Inc.(a)	10,363	175,860
Immersion Corp.(a)	11,626	131,258
RealNetworks, Inc.(a)	23,196	36,186
		638,181
Specialty Finance — 3.14%
CURO Group Holdings Corp.(a)	11,940	171,100
Regional Management Corp.(a)	3,891	116,185
		287,285
Technology Hardware — 9.35%
A10 Networks, Inc.(a)	16,220	159,929
Arlo Technologies, Inc.(a)	25,661	199,899
Diebold, Inc.(a)	12,681	135,179
Extreme Networks, Inc.(a)	17,935	123,572
Plantronics, Inc.	4,400	118,932
Turtle Beach Corp.(a)	5,525	119,064
		856,575
Technology Services — 2.22%
comScore, Inc.(a)	27,691	68,951
MoneyGram International, Inc.(a)	24,570	134,275
		203,226
Telecommunications — 1.70%
HC2 Holdings, Inc.(a)	47,875	156,073

Transportation Equipment — 1.87%
Shyft Group, Inc. (The)	6,033	171,217

Wholesale - Consumer Staples — 1.58%
Andersons, Inc. (The)	5,890	144,364

Total Common Stocks/Investments — 99.61% (Cost $6,054,729)		9,123,447

Other Assets in Excess of Liabilities — 0.39%		36,038

NET ASSETS — 100.00%		$ 9,159,485

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small-Cap Equity Fund	$2,930,253,429	$771,712,876	$(43,973,166)	$727,739,710
Small-Cap Growth Fund	$56,476,641	$24,382,150	$(129,182)	$24,252,968
Mid-Cap Value Fund	$36,022,264	$7,626,372	$(363,713)	$7,262,659
Unconstrained Equity Fund	$45,804,016	$15,452,565	$(421,311)	$15,031,254
Small-Mid Core Equity Fund	$2,885,883	$1,150,723	$(85,524)	$1,065,199
Micro-Cap Equity Fund	$6,143,659	$3,102,079	$(122,291)	$2,979,788

Fuller & Thaler Funds

Related Notes to the Schedules of Investments

December 31, 2020

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year, which may include return of capital, are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-trades notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, Fuller & Thaler Asset Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,582,408,400	$-	$-	$3,582,408,400
Money Market Funds	75,584,739	-	-	75,584,739
Total	$3,657,993,139	$-	$-	$3,657,993,139

Small-Cap Growth Fund
Common Stocks (a)	$80,729,609	$-	$-	$80,729,609

Mid-Cap Value Fund
Common Stocks (a)	$43,284,923	$-	$-	$43,284,923

Unconstrained Equity Fund
Common Stocks (a)	$60,835,270	$-	$-	$60,835,270

Small-Mid Core Equity Fund
Common Stocks (a)	$3,951,082	$-	$-	$3,951,082

Micro-Cap Equity Fund
Common Stocks (a)	$9,123,447	$-	$-	$9,123,447

(a) Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments at the end of the reporting period.